TUPPER JONSSON & YEADON

BARRISTERS & SOLICITORS

AN ASSOCIATION OF LAWYERS AND LAW CORPORATIONS

CARL R. JONSSON* LEE S. TUPPER* GLENN R. YEADON* PAMELA JOE DAVID A. AUSTIN * denotes a Personal Law Corporation	1710 - 1177 WEST HASTINGS STREET VANCOUVER, B.C., CANADA V6E 2L3 Tel: (604) 683-9262 Fax: (604) 681-0139 E-mail: jonsson@securitieslaw.bc.ca
REPLY ATTENTION OF: Carl R. Jonsson Direct Tel: (604) 640-6357 OUR FILE: 1076-1

September 4, 2008

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C., U.S.A.

20549

Dear Sirs:

Re:

Acrex Ventures Ltd.  (“Company”)

Form 20-F – Annual Report Amendment No. 1

File No. 0-050031

On behalf of the Company we submit herewith for filing with you the Amendment No. 1 of the Company’s 20-F Annual Report dated August 31, 2008.

Yours truly,

TUPPER JONSSON & YEADON

“Carl R. Jonsson”

Per:

Carl R. Jonsson

CRJ:lrh

Encl.